TOTAL OPERATING COSTS - Narrative (Details) - EUR (€) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Disclosure of other provisions [line items]
Restructuring expenses	€ 80	€ 236	€ 186
Transformation of Cold Drink Operations
Disclosure of other provisions [line items]
Restructuring expenses	53
Supply Chain Site Closure in Great Britain
Disclosure of other provisions [line items]
Restructuring expenses				€ 20
Iberia | Supply Chain Site Closure in Iberia
Disclosure of other provisions [line items]
Restructuring expenses		€ 112
Iberia | Commercial Initiative
Disclosure of other provisions [line items]
Restructuring expenses	24
Expected restructuring charges including accelerated depreciation	€ 40